Related party transactions (Details) - CNY (¥) ¥ in Thousands	4 Months Ended	12 Months Ended
	Apr. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Costs and expenses related to the services received	¥ 40,946
Alibaba Group
Related party transactions
Revenue	¥ 51,280		¥ 204,138	¥ 157,375
Costs and expenses related to the services received			142,702	103,539
Tencent Group
Related party transactions
Revenue		¥ 126,945	86,142	59,743
Costs and expenses related to the services received		¥ 1,455,117	¥ 1,510,770	¥ 1,378,110